Asset Retirement Obligation ("ARO") (Details) - Schedule of Reconciliation of The Ending Aggregate Carrying Amount Of The AROs - One Energy Enterprises Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ARO liability as of January 1	$ 619,803	$ 598,105
Liabilities incurred	135,153	0
Accretion expense	22,618	21,698
ARO liability as of December 31	$ 777,574	$ 619,803